Profit sharing and rebates (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Profit Sharing and Rebates

	2017	2016	2015
Surplus interest bonuses	2	4	2
Profit appropriated to policyholders	21	45	29
Total	23	49	31